Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Entity Joint Ventures
Details of each of the Company’s joint ventures at December 31, 2023 and 2024 are as follows:

		Proportion of ownership interest held by the Company
Name of joint venture	Principal activity	December 31, 2023	December 31, 2024
Spacegas Inc.	Ownership and operation of the vessel “Gas Defiance” 5	50.1%	50.1%
Financial Power Inc.	Ownership and operation of the vessel “Gas Shuriken” 6	50.1%	50.1%
Cannes View Inc	Ownership and operation of the vessel “Gas Haralambos”	50.1%	50.1%
Colorado Oil and Gas Inc.	Ownership and operation of the vessel “Eco Lucidity”	50.1%	50.1%
Frost Investments Corp. Inc.	Ownership and operation of the vessel “Eco Nebula” 1	50.1%	—
MGC Agressive Holdings Inc.	Ownership and operation of the vessels “Eco Evoluzione”2, “Eco Etheral”3 and “Eco Sorcerer” 4	51.0%	51.0%

1	The vessel Eco Nebula was sold to an unrelated party on August 9, 2022
2	The vessel Eco Evoluzione was sold to an unrelated party on March 29, 2023
3	The vessel Gaschem Bremen was renamed to Eco Ethereal on April 18, 2023 and was sold to an unrelated party on April 23, 2024.
4	The vessel Eco Sorcerer was delivered to the fleet on October 6, 2023
5	The vessel Gas Defiance was sold to the Company on November 4, 2024 (Note 3)
6	The vessel Gas Shuriken was sold to an unrelated party on January 21, 2025

Schedule of Equity Investment Activity
Below is a table of equity investment activity:

	Year Ended December 31,
	2023	2024
Beginning balance	$46,632,720	$39,671,603
Dividends received	(19,278,000)	(27,577,201)
Equity earnings	12,316,883	15,622,836

Investments in joint ventures	$39,671,603	$27,717,238